Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2018	2019	2020

	(In thousands, except percentage)
Income before income tax expenses	$668,842	$602,397	$375,913
Add: loss from non-China operations	43,266	106,256	57,031
Income from China operations	$712,108	$708,653	$432,944
Income tax expense applicable to China operations	$96,222	$88,091	$58,464
Income tax expense applicable to non-China operations	—	21,473	2,852
Total income tax expenses	$96,222	$109,564	$61,316
Effective tax rate for China operations	13.5%	12.4%	13.5%

Schedule of current and deferred portion of income tax expenses

	Years Ended December 31,
	2018	2019	2020

	(In thousands)
Deferred tax provisions (benefits)	$4,438	$16,839	$(15,727)
Current income tax expenses	91,784	92,725	77,043

Income tax expenses	$96,222	$109,564	$61,316

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2018	2019	2020
Statutory EIT rate	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment(1)	(12.1)%	(13.7)%	(20.9)%
Research and development super-deduction	(0.1)%	(1.2)%	(3.0)%
Non-deductible expenses and non-taxable income, net	0.7%	0.3%	(0.5)%
Change in valuation allowance	—%	2.0%	12.9%

Effective tax rate for China operations	13.5%	12.4%	13.5%
(1)	Included the impact of Weibo Technology’s preferential tax treatment of “key software enterprise” status of 2017 to 2019, which enjoyed by the Group one year in arrears during the three-year period ended December 31, 2020, as well as preferential tax treatment benefited by certain other PRC entities.

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2019	2020

	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$5,515	$8,872
Valuation allowance	(5,515)	(8,872)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	42,932	107,892
Valuation allowance	(26,472)	(80,872)

Net deferred tax assets (included in other non-current assets)	$16,460	$27,020

Deferred tax liabilities:
Acquired intangible assets	$1,793	$30,999
Depreciation	1,044	1,435
Investment gain	31,135	25,496
Others	—	369

Total deferred tax liabilities	$33,972	$58,299